Employee Benefit Plans - Additional Information (Detail) - Enjoy Technology Inc [Member] - Group Personal Pension Plan [Member] - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Maximum percentage of employee contribute to a defined contribution plan			3.00%	3.00%	3.00%	3.00%
Maximum amount the employee may contribute to a defined contribution plan	$ 0.1	$ 0.1	$ 0.3	$ 0.2	$ 0.3	$ 0.2